Equity - Schedule of Fair Value of Warrant Liabilities (Details)	Nov. 04, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant (in Dollars)	$ 3,232,000
Risk-Free Rate of Return [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurements	4.29
Estimated Volatility Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurements	94.67
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurements	0
Spot Price of Underling Ordinary Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurements	0.92
Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurements	0.68